Investment Securities	12 Months Ended
Mar. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

Note 3:     Investment Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
		(In thousands)
Available-For-Sale Securities:
March 31, 2012
U.S. government sponsored enterprises (GSE)	$14,836	$91	$50	$14,877
Mortgage-backed securities, GSE, residential	31,431	1,200	—	32,631
Mortgage-backed securities, GSE, commercial	1,014	—	18	996
State and political subdivisions	1,555	41	—	1,596

	$48,836	$1,332	$68	$50,100
March 31, 2011
U.S. government sponsored enterprises (GSE)	$12,082	$263	$—	$12,345
Mortgage-backed securities, GSE, residential	32,868	1,127	—	33,995
Mortgage-backed securities, GSE, commercial	1,491	—	36	1,455
State and political subdivisions	3,829	54	1	3,882

	$50,270	$1,444	$37	$51,677

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
		(In thousands)
Held-to-Maturity Securities:
March 31, 2012
State and political subdivisions	$1,225	$117	$—	$1,342

The amortized cost and fair value of available-for-sale and held-to-maturity securities at March 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized cost	Maturity fair value
	(In thousands)

Within one year	$6,402	$6,446	$205	$206
One to five years	6,903	6,981	215	221
Five to ten years	3,086	3,046	515	577
Over ten years	—	—	290	338
	16,391	16,473	1,225	1,342
Mortgage-backed securities, GSE’s	32,445	33,627	—	—

Totals	$48,836	$50,100	$1,225	$1,342

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $16,796,000 at March 31, 2012, and $19,258,000 at March 31, 2011.

The book value of securities sold under agreements to repurchase amounted to $17,144,000 and $18,590,000 at March 31, 2012 and 2011, respectively.

During the fiscal years ended March 31, 2012, and 2011 the Company did not sell any available-for-sale securities.

Certain investments in debt securities are reported in the consolidated financial statements at an amount less than their historical cost. Total fair value of these investments at March 31, 2012 and 2011, was $7,597,000 and $1,681,000, respectively, which is approximately 14.8% and 3.3%, respectively, of the Company’s available-for-sale and held-to-maturity investment portfolio. These declines primarily resulted from recent changes in market interest rates.

Management believes the declines in fair value for these securities are temporary. The following table shows our investments’ gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, (in thousands), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2012 and 2011.

Description of Securities	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In Thousands)
As of March 31, 2012
Mortgage-backed securities, GSE, commercial	$—	$—	$996	$18	$996	$18
US government sponsored enterprises, GSE	6,601	50	—	—	6,601	50
Total temporarily impaired securities	$6,601	$50	$996	$18	$7,597	$68

As of March 31, 2011
Mortgage-backed securities, GSE, residential	$1,455	$36	$—	$—	$1,455	$36
State and political subdivisions	226	1	—	—	226	1
Total temporarily impaired securities	$1,681	$37	$—	$—	$1,681	$37